Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Sep. 30, 2023
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following as of September 30, 2023 and March 31, 2023:
	September 30, 2023 (Unaudited)	March 31, 2023

Accrued payroll and welfare	$758,960	$622,526
Other payable for leasehold improvements	1,169,904	1,403,258
Accrued professional service expenses	347,541	327,068
Other current liabilities	972,738	789,232
Total	$3,249,143	$3,142,084